Accounts receivable - Summary of Analysis of Age of Financial Assets that are Past Due (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	$ 3,255,981	$ 890,229	$ 822,679
Current | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		859,753	821,033
1-30 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets			303
31-60 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		21,455	367
91 days and over | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 9,021	$ 976